Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Freehold Land
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	Not depreciated
Transportation Equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	10.00%
Bottom of Range | Buildings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	2.00%
Bottom of Range | Machinery and Equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	10.00%
Bottom of Range | Computer and Office Equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	20.00%
Top of Range | Buildings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	2.60%
Top of Range | Machinery and Equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	25.00%
Top of Range | Computer and Office Equipment
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Estimated useful lives of property, plant and equipment	33.33%